Loans Receivable - Summary of Loans Receivable (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Loans receivable	$ 6,017,932	$ 7,587,349	$ 8,110,077
Allowance for credit losses	(962,869)	(1,212,441)	(985,375)
Loans receivable, net	$ 5,055,063	$ 6,374,908	$ 7,124,702